SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 12, 2024	Jun. 03, 2022	Jun. 03, 2022	Apr. 15, 2024	Mar. 22, 2024	Dec. 31, 2023	Dec. 21, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Aggregate borowing amount	$ 400,000	$ 150,000	$ 150,000
Deposited trust account						$ 1,425,000
Principal amount increae						165,000
Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount increae				$ 715,000		$ 165,000	$ 165,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposited trust account					$ 55,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate borowing amount	$ 400,000
Principal amount increae				$ 715,000